Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 12, 2015	Mar. 20, 2015	Dec. 31, 2014	Apr. 28, 2014	Mar. 31, 2014	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 10, 2015	Apr. 14, 2015	Dec. 20, 2013
Schedule of Stockholders Equity [Line Items]
Preferred Stock, Shares Authorized			1,000,000				1,000,000	1,000,000	1,000,000
Preferred Stock, Par Or Stated Value Per Share			$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized			100,000,000				100,000,000	100,000,000	100,000,000
Common Stock, Par Or Stated Value Per Share			$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued			24,801,132				25,833,210	24,801,132	24,214,670
Common Stock, Shares, Outstanding			24,801,132				25,833,210	24,801,132	24,214,670
Legal Reserve Description								Colombian regulation requires that companies retain 10% of net income until it accumulates to least 50% of subscribed and paid in capital.
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				1,050,000
Sale of Stock, Number of Shares Issued in Transaction								2,500,000	649,382
Proceeds from Warrant Exercises								$ 821	$ 0
Warrants Issued				5,500,000
Number Of Warrants Exercised						0	1,279,647	102,570
Preferred Stock, Shares Issued			0				0	0	0
Preferred Stock, Shares Outstanding			0				0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period								102,570
Business Combination, Consideration Transferred								$ 9,301
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable								$ 4,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 8.00					$ 8.00		$ 2.3
Subscription Agreement With Affiliate, Number Shares Issued	566,162							500,000
Dividends Payable, Amount Per Share											$ 0.125
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							532,078
Glasswall LLC
Schedule of Stockholders Equity [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			388,199
Business Combination, Consideration Transferred			$ 9,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 4,000
Business Acquisition, Share Price			$ 10.30					$ 10.30
Glasswall LLC | Non-Executive Chairman
Schedule of Stockholders Equity [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					95,693
Sale of Stock, Price Per Share					$ 10.45
Sale of Stock, Consideration Received Per Transaction					$ 1,000
IPO [Member]
Schedule of Stockholders Equity [Line Items]
Proceeds from Warrant Exercises								$ 33,600
Warrant [Member]
Schedule of Stockholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		102,570
Dividends Payable, Amount Per Share											0.50
Warrant [Member] | Director [Member]
Schedule of Stockholders Equity [Line Items]
Dividends Payable, Amount Per Share											$ 0.125
ESCOW [Member]
Schedule of Stockholders Equity [Line Items]
Common Stock, Shares, Issued			27,801,132					27,801,132
Common Stock, Shares, Outstanding			3,000,000					3,000,000
Ordinary Shares [Member]
Schedule of Stockholders Equity [Line Items]
Common Stock, Shares, Issued				31,362,216
Stock Issued During Period, Shares, New Issues								483,892
Purchase Option [Member]
Schedule of Stockholders Equity [Line Items]
Proceeds from Warrant Exercises								$ 7,200
Proceeds from Stock Options Exercised								9,400
Insider Warrants [Member]
Schedule of Stockholders Equity [Line Items]
Proceeds from Warrant Exercises								40,000
Working Capital Warrants [Member]
Schedule of Stockholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues				200,000
Proceeds from Warrant Exercises								$ 40,000
Securities Registration Statement [Member]
Schedule of Stockholders Equity [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				23,567,141
Securities Registration Statement [Member] | Purchase Option [Member]
Schedule of Stockholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues				500,000
Securities Registration Statement [Member] | Purchase Option [Member] | Warrant [Member]
Schedule of Stockholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues				500,000
Securities Registration Statement [Member] | Insider Warrants [Member]
Schedule of Stockholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues				4,800,000
Securities Registration Statement [Member] | Two Subscription Agreements [Member]
Schedule of Stockholders Equity [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				649,382
Securities Registration Statement [Member] | Subscription Agreement [Member]
Schedule of Stockholders Equity [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				95,693
Long Term Equity Incentive Plan 2013 [Member]
Schedule of Stockholders Equity [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance												1,593,917
Restricted Stock [Member]
Schedule of Stockholders Equity [Line Items]
Sale of Stock, Number of Shares Issued in Transaction								20,567,141